UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N. Dan Reeve
Title:     Managing Director
Phone:     415-986-7733

Signature, Place, and Date of Signing:

/s/N. Dan Reeve
------------------------------------------------------------------
N. Dan Reeve San Francisco, California    August 14, 2001

Report Type (Check only one.):

                 [ X]        13F HOLDINGS REPORT.

                 [  ]        13F NOTICE.

                 [  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Incuded Managers:  0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $3,168



                                                              FORM 13F INFORMATION TABLE

                                                                                     Item 6
                                                                               Investment Discretion
                                                                               ----------------------
                                                  Item 4        Item 5              (b) Shared            Item 7       Item 8
                              Item 2    Item 3    Fair          Shares or           As Defined           Managers   Voting Authority
Item 1                        Title of  CUSIP     Market        Principal               In    (c) Shared-  See      ----------------
Name of Issuer                Class     Number    Value         Amount    (a) Sole   Instr. v    Other   Instr. v  Sole  Shared None
----------------------------- ---------------- ---------        --------  --------- ---------- --------- --------  ----  ------ ----

InterWAVE
Communications, Inc.          COM                  $3,168       4,224      SOLE                                    4,224

Column Totals                                      $3,168


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